11 Related-Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of accounts receivable, interest on capital payable, revenue and expenses with the Sao Paulo state government
	December 31, 2020	December 31, 2019
Accounts receivable
Current:
Sanitation services (i)	109,078	131,851
Allowance for losses (i)	(39,127)	(39,417)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (ii) and (vi)	22,726	31,584
- GESP Agreement – 2015 (iv)	75,377	68,888

Total current	168,054	192,906

Noncurrent:
Agreement for the installment payment of sanitation services	4,303	10,883
Reimbursement of additional retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (iv)	634,288	647,107

Total noncurrent	638,591	657,990

Total receivables from shareholders	806,645	850,896

Assets:
Sanitation services	74,254	103,317
Reimbursement of additional retirement and pension benefits (G0)	732,391	747,579

Total	806,645	850,896

Liabilities:
Interest on capital payable to related parties	116,180	401,963

Schedule of loan agreement through credit facility
	2020	2019	2018

Revenue from sanitation services	501,756	556,574	501,146
Payments received from related parties	(520,881)	(546,365)	(509,672)

Receipt of reimbursement referring to Law 4,819/58	(173,874)	(152,112)	(173,516)